Income Tax Expense (Details) - Schedule of components of the deferred tax assets and liabilities - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for loans principal	¥ 436,225,528	¥ 432,952,706
Allowance for interest and financing fee receivables	9,161,450	22,733,700
Net operating loss carry-forwards	15,226,575	10,443,239
Lease liabilities	3,880,255	4,886,125
Other deferred tax assets	928,979	1,919,331
Total deferred tax assets	465,422,787	472,935,101
Valuation allowance	(15,226,575)	(10,443,239)
Deferred tax assets, net of valuation allowance	450,196,212	462,491,862
Net deferred tax assets	21,068,094	75,823,512
Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Investment securities	(289,610)
Right-of-use assets	(4,049,202)	(4,867,131)
Intercompany receivables	(45,849,201)	(78,329,130)
Guarantee assets	(322,437,865)	(133,420,132)
Undistributed earnings from structured funds	(207,588,600)	(565,903,639)
Total deferred tax liabilities	(580,956,978)	(783,262,532)
Net deferred tax liabilities	¥ (151,828,860)	¥ (396,594,182)